--------------------------------------------------------------------------------

NEW JERSEY
DAILY MUNICIPAL                             600 Fifth Avenue, New York, NY 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================







Dear Shareholder:



We are pleased to present the annual report of New Jersey Daily Municipal Income Fund, Inc. for the year ended January 31, 2003.

The Fund had net assets of $194,689,226 and 843 active shareholders as of January 31, 2003.

Thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff



Steven W. Duff
President










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2003

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------  --------
Put Bonds (b) (2.88%)
------------------------------------------------------------------------------------------------------------------------------------
$   125,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) (c)                                 03/03/03      1.70%   $   125,000
  5,470,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) (c)                                 03/03/03      1.70      5,470,000
-----------                                                                                           -----------
  5,595,000   Total Put Bonds                                                                           5,595,000
-----------                                                                                           -----------
Tax Exempt Commercial Paper (14.79%)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,000,000   New Jersey EDA Exempt Facilities RB
              (Chambers Co-Generation)
              Insured by FSA                                                    02/12/03      1.40%   $ 6,000,000   VMIG-1    A1+
  2,500,000   New Jersey EDA Exempt Facilities RB
              (Chambers Co-Generation)
              Insured by FSA                                                    03/12/03      1.25      2,500,000   VMIG-1    A1+
  6,800,000   New Jersey EDA Exempt Facilities RB
              (Logan 1992 Project)
              LOC Union Bank of Switzerland                                     02/12/03      1.40      6,800,000   VMIG-1    A1+
  2,000,000   New Jersey EDA Exempt Facilities RB
              (Logan 1992 Project)
              LOC Union Bank of Switzerland                                     03/13/03      1.25      2,000,000   VMIG-1    A1+
  7,500,000   New Jersey EDFA (Princeton University) - Series 1997A             02/13/03      1.20      7,500,000     P1      A1+
  4,000,000   Salem County, NJ PCFA
              (Philadelphia Electric Company) - Series 1993
              LOC Bank One                                                      02/25/03      1.25      4,000,000   VMIG-1    A1+
-----------                                                                                           -----------
 28,800,000   Total Tax Exempt Commercial Paper                                                        28,800,000
-----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (9.54%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,373,900   Hammonton, NJ BAN (c)                                             01/23/04      1.25%   $ 1,383,816
  5,000,000   Rahway, NJ BAN (c)                                                12/09/03      1.30      5,034,688
  1,500,000   Raritan, NJ BAN (c)                                               02/06/03      1.70      1,500,161
  2,015,750   Township of Holmdel, Monmouth County, NJ BAN - Series 2002 (c)    11/25/03      1.30      2,029,099
  5,445,000   Township of Raritan, Hunterdon County, NJ BAN (c)                 09/11/03      1.30      5,456,426
  3,164,900   Vernon, NJ BAN (c)                                                01/16/04      1.25      3,166,383
-----------                                                                                           -----------
 18,499,550   Total Tax Exempt General Obligation Notes & Bonds                                        18,570,573
-----------                                                                                           -----------






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------  --------
Variable Rate Demand Instruments (d) (72.22%)
------------------------------------------------------------------------------------------------------------------------------------
$   500,000   Alachua County, FL HFA RB
              (Continuing Care Retirement Community - Oak Hammock)
              - Series 2002A
              LOC BNP Paribas                                                   10/01/32      1.30%   $   500,000   VMIG-1
  4,000,000   Ashland, KY PCRB (Ashland Oil Inc. Project)
              LOC Suntrust Bank                                                 04/01/09      1.05      4,000,000   VMIG-1
  1,445,000   Camden County, NJ Improvement Authority RB
              (Jewish Community Center Project)
              LOC Fleet Bank                                                    12/01/10      1.15      1,445,000   VMIG-1
  4,900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 1996
              LOC General Electric Capital Corporation                          07/01/26      1.15      4,900,000             A1
  3,800,000   Camden County, NJ Improvement Authority RB
              (Senior Redevelopment Harvest Village Project) - Series A
              LOC Chase Manhattan Bank, N.A.                                    07/01/29      1.25      3,800,000             A1+
  3,000,000   Hudson County, NJ Improvement Authority
              (Essential Purpose Pooled Government)
              LOC Bank of New York                                              07/15/26      1.05      3,000,000             A1
    800,000   Jacksonville, FL Electric Authority (Electric System) - Series B  10/01/10      1.35        800,000   VMIG-1    A1+
  1,800,000   Long Island Power Authority, NY RB (Electric System)
              LOC Dexia CLF / State Street Bank & Trust Company                 05/01/33      1.30      1,800,000   VMIG-1    A1+
  6,000,000   Massachusetts HEFA (Harvard University) - Series 4R               11/01/49      0.95      6,000,000   VMIG-1    A1+
  4,400,000   Monmouth County, NJ Improvement Authority RB
              (Aces Pooled Government Loan Program)
              LOC Bank of New York                                              08/01/16      0.95      4,400,000   VMIG-1
  2,870,000   Morgan Stanley Floating Rate Trust
              (Mercer County Improvement Authority) - Series 402                01/01/18      1.10      2,870,000   VMIG-1
  9,000,000   New Jersey & New York
              ABN AMRO Munitops Certificates Trust - Series 2002-33
              LOC Dexia CLF                                                     03/12/03      1.25      9,000,000   VMIG-1
  2,700,000   New Jersey EDA
              (400 International Drive, Rockefeller Corporation) (c)
              LOC Barclays Bank PLC                                             09/01/05      1.05      2,700,000
  1,335,000   New Jersey EDA Economic Growth Bonds - Series 1994A
              LOC National Westminster Bank PLC                                 08/01/14      1.40      1,335,000             A1
  3,795,000   New Jersey EDA EDRB (Airis Newark L.L.C. Project)
              Insured by AMBAC Indemnity Corp.                                  01/01/19      1.10      3,795,000   VMIG-1    A1






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2003

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (c)
              LOC First Union National Bank                                     12/01/08      1.25%   $ 2,000,000
    100,000   New Jersey EDA Manufacturing Facility RB
              (Commerce Center Project)
              LOC PNC Bank, N.A.                                                08/01/17      1.10        100,000             A1
  2,520,000   New Jersey EDA RB (Color Graphics Inc. Project) (c)
              LOC First Union National Bank                                     12/01/17      1.20      2,520,000
  8,000,000   New Jersey EDA RB (Encap Gulf Holdings L.L.C.) - Series B
              LOC Bayerische Landesbank, A.G.                                   10/01/11      1.10      8,000,000   VMIG-1    A1+
  2,445,000   New Jersey EDA RB (Filtra Corporation Project) (c)
              LOC Summit Bank                                                   08/01/15      1.30      2,445,000
  1,385,000   New Jersey EDA RB (McLean Association L.L.C. Project) (c)
              LOC First Union National Bank                                     08/01/14      1.25      1,385,000
  6,300,000   New Jersey EDA RB (Senior Care-Bayshore Health) - Series A
              LOC KBC Bank                                                      04/01/28      1.05      6,300,000   VMIG-1
    775,000   New Jersey EDA Refunding RB (Ninette Group, L.P. Project) (c)
              LOC First Union National Bank                                     08/01/11      1.25        775,000
  1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
              LOC Bank of America                                               10/15/09      1.15      1,000,000     P1
  2,000,000   New Jersey EDA School RB (Peddie School) - Series 1994B           02/01/19      1.10      2,000,000             A1
    750,000   New Jersey EDA School RB (Peddie School) - Series 1996            02/01/26      1.10        750,000             A1
  4,500,000   New Jersey EDA Thermal Energy Facility RB
              LOC Bank One                                                      12/01/09      1.15      4,500,000   VMIG-1
  4,000,000   New Jersey EDRB (Center for Aging-Applewood)
              LOC Fleet Bank                                                    12/01/19      0.99      4,000,000             A1
  1,000,000   New Jersey Health Care Facilities (RWJ Health Care Corp.)
              LOC Bank of New York                                              07/01/32      1.05      1,000,000   VMIG-1    A1+
  3,100,000   New Jersey HFFA (Hospital Capital Asset Financing)
              LOC Chase Manhattan Bank, N.A.                                    07/01/35      1.05      3,100,000   VMIG-1
  1,500,000   New Jersey HFFA RB (Hospital Capital Asset Financing) - Series D
              LOC Chase Manhattan Bank, N.A.                                    07/01/35      1.05      1,500,000   VMIG-1
  2,005,000   New Jersey Sports & Expo Authority Contract P-Floats 649R
              Insured by MBIA Insurance Corp.                                   03/01/18      1.07      2,005,000             A1+






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,965,000   New Jersey Sports & Expo Authority Services - Series B-2
              Insured by MBIA Insurance Corp.                                   03/01/21      1.02%  $  5,965,000   VMIG-1    A1+
  8,700,000   New Jersey Sports & Expo Authority Services - Series C
              Insured by MBIA Insurance Corp.                                   09/01/24      1.05      8,700,000   VMIG-1    A1+
  2,650,000   New Jersey State EDA (Campus 130 Association) (c)
              LOC Bank of New York                                              12/01/11      1.25      2,650,000
  1,791,500   New Jersey State EDA RB (Hartz & Rex Associates) (c)
              LOC Citibank, N.A.                                                01/01/12      1.33      1,791,500
  5,000,000   New Jersey State Educational Facilities
              (College of New Jersey) - Series A
              Insured by AMBAC Indemnity Corp.                                  07/01/29      1.15      5,000,000   VMIG-1    A1+
  3,475,000   New Jersey State Educational Facilities
              (College of New Jersey) - Series D (c)                            07/01/35      1.14      3,475,000
  1,100,000   New Jersey State Municipal Securities Trust Receipts - Series CB1 02/15/11      1.25      1,100,000   VMIG-1
  1,200,000   New Jersey State Trust Receipts - Series L11 - Reg D              05/01/03      1.25      1,200,000   VMIG-1
  8,400,000   New Jersey Turnpike RB - Series 1991D
              Insured by FGIC                                                   01/01/18      1.00      8,400,000   VMIG-1    A1+
  3,500,000   New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System) - Series G
              Insured By FGIC                                                   06/15/24      1.25      3,500,000   VMIG-1    A1+
  1,000,000   North Carolina Medical Care Commission Health Care Facilities RB
              (Carol Woods Project) (c)
              LOC Branch Bank & Trust Company                                   04/01/31      1.35      1,000,000
  1,000,000   Port Authority of New York &  New Jersey
              ROB/INS Trust Receipts Class F - Series 10
              Insured by FSA                                                    01/15/17      1.13      1,000,000   VMIG-1    A1+
  3,100,000   Uinta County, WY PCRB (Chevron USA Project)                       12/01/22      1.25      3,100,000   VMIG-1
-----------                                                                                          ------------
140,606,500   Total Variable Rate Demand Instruments                                                  140,606,500
-----------                                                                                          ------------
              Total Investments (99.43%) (Cost $193,572,073+)                                         193,572,073
              Cash and Other Assets, Net of Liabilities (0.57%)                                         1,117,153
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $194,689,226
                                                                                                     ============
              Net Asset Value, offering and redemption price per share:
              Class A shares,           132,297,681 Shares Outstanding (Note 3)                      $       1.00
                                                                                                     ============
              Class B shares,            10,125,038 Shares Outstanding (Note 3)                      $       1.00
                                                                                                     ============
              J.P. Morgan Select shares, 52,282,632 Shares Outstanding (Note 3)                      $       1.00
                                                                                                     ============



             +   Aggregate cost for federal income tax purposes is identical.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS  (CONTINUED)
JANUARY 31, 2003

================================================================================



FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
     BAN      =   Bond Anticipation Note                        HFFA       =    Health Facility Finance Authority
     EDA      =   Economic Development Authority                IDRB       =    Industrial Development Revenue Bond
     EDFA     =   Economic Development Finance Authority        LOC        =    Letter of Credit
     EDRB     =   Economic Development Revenue Bond             PCFA       =    Pollution Control Finance Authority
     FGIC     =   Financial Guaranty Insurance Company          PCRB       =    Pollution Control Revenue Bond
     FSA      =   Financial Security Assurance                  RB         =    Revenue Bond
     HEFA     =   Health and Education Facilities Authority     ROB/INS    =    Reverse Option Bond / Inverse Securities
     HFA      =   Housing Finance Authority








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2003

================================================================================


INVESTMENT INCOME

Income:

   Interest.............................................................        $    2,688,250
                                                                                --------------

Expenses: (Note 2)

   Investment management fee............................................               570,303

   Administration fee...................................................               399,212

   Shareholder servicing fee (Class A shares)...........................               232,310

   Shareholder servicing fee (J.P. Morgan Select shares)................               126,649

   Custodian fee........................................................                16,138

   Shareholder servicing and related shareholder expenses+..............               122,089

   Legal, compliance and filing fees....................................                89,209

   Audit and accounting.................................................               100,020

   Directors' fees and expenses.........................................                10,333

   Other................................................................                 5,590
                                                                                --------------

     Total expenses.....................................................             1,671,853

     Expenses paid indirectly...........................................        (        6,165)
                                                                                 -------------

     Net expenses.......................................................             1,665,688
                                                                                --------------

Net investment income...................................................             1,022,562

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.................................                   -0-
                                                                                --------------

Increase in net assets from operations..................................        $    1,022,562
                                                                                ==============



+ Includes class specific transfer agency expenses of $55,160, $5,311 and $30,072 for Class A, Class B and J.P. Morgan Select shares, respectively.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                             Year              Three Months              Year
                                                            Ended                 Ended                 Ended
                                                          January 31,           January 31,           October 31,
                                                             2003                  2002                  2001
                                                       ----------------      ----------------      ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income............................  $      1,022,562      $        416,468      $      4,130,358
    Net realized gain (loss) on investments..........           -0-                   -0-                   -0-
                                                       ----------------      ----------------      ----------------
    Increase in net assets from operations...........         1,022,562               416,468             4,130,358
Dividends to shareholders from net
    investment income:
        Class A shares...............................  (        605,036)*    (        238,641)*    (      2,312,673)*
        Class B shares...............................  (         77,668)*    (         38,376)*    (        385,272)*
        J.P. Morgan Select shares....................  (        339,858)*    (        139,451)*    (      1,432,413)*
Capital share transactions (Note 3):
        Class A shares...............................        26,232,956      (     15,901,175)           28,108,559
        Class B shares...............................  (      2,796,122)     (      3,098,852)            3,600,928
        J.P. Morgan Select shares....................  (     20,412,045)            9,441,355            11,625,939
                                                        ---------------      ----------------      ----------------
        Total increase (decrease)....................         3,024,789      (      9,558,672)           43,335,426


Net assets:
    Beginning of period..............................       191,664,437           201,223,109           157,887,683
                                                       ----------------      ----------------      ----------------
    End of period....................................  $    194,689,226      $    191,664,437      $    201,223,109
                                                       ================      ================      ================




*    Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS


================================================================================
1.   Summary of Accounting Policies.

New Jersey Daily Municipal Income Fund, Inc. ("Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and J.P. Morgan Select shares (formerly Chase Vista shares). The Class A and J.P. Morgan Select shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects the Class A, Class B and J.P. Morgan Select shares represent the same interest in the income and assets of the Fund. Distribution for J.P. Morgan Select shares commenced on July 9, 1999. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2.   Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager), at the annual rate of .30% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2.   Investment   Management  Fees  and  Other   Transactions  with  Affiliates.
     (Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A and J.P. Morgan Select shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and J.P. Morgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $95,079 paid to Reich & Tang Services, Inc. an affiliate of the Manager, as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $6,165.

3.   Capital Stock.

At January 31, 2003, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $194,701,467. Transactions in capital stock, all at $1.00 per share, were as follows:




                                                     Year                Three Months                 Year
                                                    Ended                   Ended                    Ended
Class A shares                                 January 31, 2003        January 31, 2002         October 31, 2001
--------------                                 ----------------        ----------------         ----------------
Sold...................................             388,073,558              84,833,182              375,283,526
Issued on reinvestment of dividends....                 474,014                 276,286                2,285,044
Redeemed...............................        (    362,314,616)       (    101,010,643)        (    349,460,011)
                                                ---------------         ---------------          ---------------
Net increase (decrease)................              26,232,956        (     15,901,175)              28,108,559
                                                ===============         ===============          ===============

Class B shares
--------------
Sold...................................              46,096,160              15,414,093               55,880,699
Issued on reinvestment of dividends....                  78,918                  40,125                  374,715
Redeemed...............................        (     48,971,200)       (     18,553,070)        (     52,654,486)
                                                ---------------         ---------------          ---------------
Net increase (decrease)................        (      2,796,122)       (      3,098,852)               3,600,928
                                                ===============         ===============          ===============

J.P. Morgan Select shares
-------------------------
Sold...................................              44,782,786              29,560,250              168,959,320
Issued on reinvestment of dividends....                 354,181                 155,506                1,472,639
Redeemed...............................        (     65,549,012)       (     20,274,401)        (    158,806,020)
                                                ---------------         ---------------          ---------------
Net increase (decrease)................        (     20,412,045)              9,441,355               11,625,939
                                                ===============         ===============          ===============







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
4.   Tax Information.

Accumulated undistributed net realized losses at January 31, 2003 amounted to $12,241. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire from 2004 through 2008.

At January 31, 2003, the Fund had undistributed tax exempt income of $19,632 for income tax purposes included in dividends payable.

5.   Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 73% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

6.   Financial Highlights.



                                                                                                      Year Ended
                                                Year Ended        Three Months                        October 31,
Class A shares                                  January 31,          Ended           --------------------------------------------
--------------                                     2003         January 31, 2002       2001        2000        1999        1998
                                                -----------     ----------------     --------    --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $  1.00           $  1.00          $  1.00     $  1.00     $  1.00     $  1.00
                                                  --------          --------         --------    --------    --------    --------
Income from investment operations:
    Net investment income......................      0.005             0.002            0.022       0.030       0.023       0.026
Less distributions:
    Dividends from net investment
      income...................................   (  0.005)         (  0.002)        (  0.022)   (  0.030)   (  0.023)   (  0.026)
                                                   -------           -------          -------     -------     -------     -------
Net asset value, end of period.................   $  1.00           $  1.00          $  1.00     $  1.00     $  1.00     $  1.00
                                                  ========          ========         ========    ========    ========    ========
Total Return...................................      0.53%             0.21%(a)         2.21%       3.00%       2.30%       2.65%
Ratios/Supplemental Data
Net assets, end of period (000)................   $ 132,287         $ 106,056        $ 121,956   $  93,848   $ 146,824   $ 166,234
Ratios to average net assets:
    Expenses (b)...............................      0.89%             0.87%(c)         0.88%       0.89%       0.86%       0.84%
    Net investment income......................      0.53%             0.82%(c)         2.13%       2.96%       2.27%       2.60%
    Expenses paid indirectly...................      0.00%             0.00%(c)         0.01%       0.00%       0.00%       0.00%




(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
6. Financial Highlights. (Continued)


                                                                                                      Year Ended
                                                Year Ended        Three Months                        October 31,
Class B shares                                  January 31,          Ended           --------------------------------------------
--------------                                     2003         January 31, 2002       2001        2000        1999        1998
                                                -----------     ----------------     --------    --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $  1.00           $  1.00          $  1.00     $  1.00     $  1.00     $  1.00
                                                  --------          --------         --------    --------    --------    --------
Income from investment operations:
    Net investment income......................      0.007             0.003            0.024       0.032       0.025       0.028
Less distributions:
    Dividends from net investment
       income..................................   (  0.007)         (  0.003)        (  0.024)   (  0.032)   (  0.025)   (  0.028)
                                                   -------           -------          -------     -------     -------     -------
Net asset value, end of period.................   $  1.00           $  1.00          $  1.00     $  1.00     $  1.00     $  1.00
                                                  ========          ========         ========    ========    ========    ========
Total Return...................................      0.73%             0.26%(a)         2.44%       3.22%       2.51%       2.86%
Ratios/Supplemental Data
Net assets, end of period (000)................   $  10,124         $  12,920        $   6,019   $  12,418   $   6,770   $   2,278
Ratios to average net assets:
    Expenses (b)...............................      0.69%             0.65%(c)         0.66%       0.67%       0.67%       0.63%
    Net investment income......................      0.73%             1.05%(c)         2.41%       3.23%       2.48%       2.76%
    Expenses paid indirectly...................      0.00%             0.00%(c)         0.01%       0.00%       0.00%       0.00%




                                                                                          Year Ended
                                                Year Ended        Three Months            October 31,           July 9, 1999
J.P. Morgan Select shares                       January 31,          Ended          -------------------- (Commencement of Offering)
-------------------------                           2003         January 31, 2002     2001        2000       to October 31, 1999
                                                -----------     ----------------    --------    --------     -------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........   $  1.00           $  1.00          $  1.00     $  1.00          $  1.00
                                                  --------          --------         --------    --------         -------
Income from investment operations:
   Net investment income.......................      0.005             0.002            0.022       0.030            0.007
Less distributions:
   Dividends from net investment income........   (  0.005)         (  0.002)        (  0.022)   (  0.030)        (  0.007)
                                                   -------           -------          -------     -------          -------
Net asset value, end of period.................   $  1.00           $  1.00          $  1.00     $  1.00          $  1.00
                                                  ========          ========         ========    ========         ========
Total Return...................................      0.53%             0.21%(a)         2.21%       3.00%            0.72%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................   $  52,278         $  72,688        $  63,248   $  51,622        $  45,109
Ratios to average net assets:
   Expenses (b)................................      0.89%             0.87%(c)         0.88%       0.89%            0.86%(c)
   Net investment income.......................      0.53%             0.82%(c)         2.13%       2.96%            2.27%(c)
   Expenses paid indirectly....................      0.00%             0.00%(c)         0.01%       0.00%            0.00%(c)



(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================





To the Board of Directors and Shareholders of New Jersey Daily Municipal Income Fund, Inc.






In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") at January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the periods presented and the financial highlights for the year ended January 31, 2003, the three month period ended January 31, 2002 and the three years in the period ended October 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2003 by correspondence with the custodian, provides a reasonable basis for our opinion. The financial highlights for the year ended October 31, 1998 were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those statements.




PricewaterhouseCoopers LLP
New York, New York
March 11, 2003





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================



                                              Directors and Officers Information
                                                       January 31, 2003+
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
                         Position(s)    Term of Office  Principal Occupation(s) Number of Portfolios in    Other
  Name, Address1,         Held with     and Length of        During Past             Fund Complex       Directorships
     and Age                Fund         Time Served           5 Years            Overseen by Director    held by
                                                                                       or Officer         Director

------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Disinterested Directors:
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Dr. W. Giles Mellon,       Director         1990        Professor Emeritus of   Director/Trustee of          N/A
Age 71                                                  Business Administration ten other portfolios
                                                        in the Graduate School
                                                        of Management, Rutgers
                                                        University with which
                                                        he has been associated
                                                        with since 1966.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Robert Straniere, Esq.,    Director         1990        Owner, Straniere Law    Director/Trustee of        WPG Funds
Age 61                                                  Firm since 1980 and     ten other portfolios         Group
                                                        counsel at Fisher,
                                                        Fisher & Berger since
                                                        1995.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Dr. Yung Wong,             Director         1990        Managing Director of    Director/Trustee of          N/A
Age 64                                                  Abacus Associates, an   ten other portfolios
                                                        investment firm, since
                                                        1996.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------


+ The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.













-------------------------------------------------------------------------------

-------------------------------------------------------------------------------





===============================================================================



                                              Directors and Officers Information (continued)
                                                             January 31, 2003+
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
                          Position(s)   Term of Office  Principal Occupation(s) Number of Portfolios in      Other
  Name, Address1,          Held with    and Length of        During Past             Fund Complex        Directorships
     and Age                 Fund        Time Served           5 Years            Overseen by Director      held by
                                                                                       or Officer           Director

------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Interested Directors/Officers:
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Steven W. Duff,          President and       1994       Manager and President   Director/Trustee and/or      N/A
Age 49                     Director2                    of Reich & Tang Asset   Officer of fifteen
                                                        Management, LLC ("RTAM, other portfolios
                                                        LLC"), a registered
                                                        investment Advisor.
                                                        Associated with RTAM,
                                                        LLC since 1994.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Richard De Sanctis,      Treasurer and       1992       Executive Vice          Officer of fifteen           N/A
Age 46                     Assistant                    President, CFO of RTAM, other portfolios
                           Secretary                    LLC. Associated with
                                                        RTAM, LLC since 1990.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Molly Flewharty,         Vice President      1990       Senior Vice President   Officer of fifteen           N/A
Age 51                                                  of RTAM, LLC.           other portfolios
                                                        Associated with RTAM,
                                                        LLC since 1977.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Rosanne Holtzer,         Secretary and       1998       Senior Vice President   Officer of fifteen           N/A
Age 38                     Assistant                    of RTAM, LLC.           other portfolios
                           Treasurer                    Associated with RTAM,
                                                        LLC since 1986.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Lesley M. Jones,         Vice President      1990       Senior Vice President   Officer of nine other        N/A
Age 54                                                  of RTAM, LLC.           portfolios
                                                        Associated with RTAM,
                                                        LLC since 1973.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Dana E. Messina,         Vice President      1990       Executive Vice          Officer of twelve            N/A
Age 46                                                  President of RTAM, LLC. other portfolios
                                                        Associated with RTAM,
                                                        LLC since 1980.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------



+ The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.




















                                  Annual Report
                                January 31, 2003





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


New Jersey Daily Municipal Income Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020


Manager
   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York 10020


Custodian
   The Bank of New York
   100 Church Street, 10th Floor
   New York, NY 10286

Transfer Agent & Dividend
  Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020









  NJ1/03A

--------------------------------------------------------------------------------